Asset acquisition - Purchase Price Allocation (Details) (USD $)	Sep. 30, 2013
Business Acquisition [Line Items]
Inventory	$ 17,400
Developed technology	240,000
Goodwill	40,870
Business Acquisition Purchase Price Allocation Assets Acquired1	497,800
Machinery and Equipment
Business Acquisition [Line Items]
Business Acquisition Purchase Price Allocation Property Plant And Equipment1	171,910
Computer Equipment
Business Acquisition [Line Items]
Business Acquisition Purchase Price Allocation Property Plant And Equipment1	22,070
Tools, Dies and Molds
Business Acquisition [Line Items]
Business Acquisition Purchase Price Allocation Property Plant And Equipment1	$ 5,550